Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 16, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 16, 2018
Document Effective Date	Feb. 20, 2018
Prospectus Date	Feb. 20, 2018
Reinhart Intermediate Bond NextShares | Reinhart Intermediate Bond NextShares
Prospectus:
Trading Symbol	RPIBC